SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On November 5, 2024, the Board declared the cash dividend of $0.025 per share to be paid on March 28, 2025, to all holders of record of Common Stock at the close of business on March 14, 2025. On January 30, 2025, the Board increased the dividend from $0.025 per share to $0.030 per share. Subsequently, on March 10, 2025, the Board further increased the dividend to $0.040 per share, bringing the expected aggregate payment to $2.3 million, which is expected to be paid from available cash on hand.